Debt (Schedule of Maturities of Long-term Debt) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 6,415,864
2015	6,585,000
2016	5,390,000
Total	18,390,864
Senior Credit Facility [Member]
Debt Instrument [Line Items]
2014	2,195,000
2015	6,585,000
2016	4,390,000
Total	13,170,000	3,000,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
2014	3,800,000
2016	1,000,000
Total	4,800,000	3,300,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
2014	400,000
Total	400,000
Promissory Note For Insurance Premiums [Member]
Debt Instrument [Line Items]
2014	20,864
Total	$ 20,864	$ 7,570